Prior period error (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Prior period error
Cash and cash equivalents	$ 36,978	$ 18,705	$ 44,455	$ 48,966
Administrative expenses	(34,697)	(25,414)	(59,335)
Profit/(loss) before tax	(37,616)	(26,214)	(48,247)
Profit/(loss) for the financial year attributable to equity holders	(35,343)	(56,818)	(74,527)
Share premium	206,467	151,363	137,712
Share-based payment reserve	38,233	41,549	41,999
Retained earnings	$ (373,828)	(338,485)	(281,667)	$ (207,140)
As previously disclosed
Prior period error
Administrative expenses		(23,177)	(55,201)
Profit/(loss) before tax		(23,977)	(44,113)
Profit/(loss) for the financial year attributable to equity holders		(54,581)	(70,393)
Share premium		150,084	137,021
Share-based payment reserve		36,457	38,554
Retained earnings		(332,114)	(277,533)
Adjustment
Prior period error
Cash and cash equivalents		0	0
Administrative expenses		(2,237)	(4,134)
Profit/(loss) before tax		(2,237)	(4,134)
Profit/(loss) for the financial year attributable to equity holders		(2,237)	(4,134)
Share premium		1,279	691
Share-based payment reserve		5,092	3,443
Retained earnings		$ (6,371)	$ (4,134)